Other Payables and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Payables and Accrued Expenses [Abstract]
Government authorities	$ 344	$ 835
Warranty provision	940	684
Professional services	248	229
Accrued expenses	1,098	858
Other payables and accrued expenses	$ 2,630	$ 2,606